Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2021
Entity Registrant Name	INDEXIQ ETF TRUST
Entity Central Index Key	0001415995
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 28, 2022
Document Effective Date	Mar. 01, 2022
Prospectus Date	Mar. 01, 2022
IQ Real Return ETF | IQ Real Return ETF
Prospectus:
Trading Symbol	CPI